Related Party Transactions (Details Narrative) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Due to related Parties	$ 32,182	$ 51,071		$ 39,027
David Phipps [Member]
Payment due to related party	24,062	43,403
Due to related Parties	58,149	18,171	$ 46,116	$ 39,027
Hector Delgado [Member]
Payment due to related party	5,000	5,000
Theresa Carlise [Member]
Payment due to related party	$ 3,120	$ 2,668